PENN SERIES FUNDS, INC.

THE PENN MUTUAL LIFE INSURANCE COMPANY

600 DRESHER ROAD

HORSHAM, PENNSYLVANIA  19044

(215) 956-8000

CERTIFICATION PURSUANT TO RULE 497(j)

UNDER THE SECURITIES ACT OF 1933, AS AMENDED

FILE NOS. 002-77284; 811-03459

We hereby certify that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 62 to the Registration Statement for Penn Series Funds, Inc. (File Nos. 002-77284; 811-03459),which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001104659-09-027747 on April 30, 2009.

By:	Penn Series Funds, Inc.
The Penn Mutual Life Insurance Company

Dated: May 1, 2009	By:	/s/ Richard J. DeCarolis
Richard J. DeCarolis